Annual Total Returns - Fidelity Advisor® Equity Growth Fund [BarChart] - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Growth Fund - Fidelity Advisor Equity Growth Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(0.03%)
Annual Return 2012	14.19%
Annual Return 2013	35.64%
Annual Return 2014	10.90%
Annual Return 2015	6.74%
Annual Return 2016	0.29%
Annual Return 2017	34.85%
Annual Return 2018	(0.45%)
Annual Return 2019	33.68%
Annual Return 2020	43.42%